Party-In-Interest	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest
8.	Party-In-Interest
The Plan’s investment options include certain mutual funds and a common collective trust of The Vanguard Group. Vanguard Fiduciary Trust Company is the record keeper and trustee of certain of the Plan’s assets and, therefore, participant investments in mutual funds and the common collective trust within The Vanguard Group qualify as party-in-interest
transactions. Management fees paid for investment management services are charged directly to the mutual funds and common collective trust by Vanguard, and are reflected as a reduction of the return earned on each fund. The Plan does not separately pay any management fees to The Vanguard Group.
In addition, the Plan is invested in common stock of the Company and these transactions qualify as party-in-interest
transactions.
At December 31, 2025 and at December 31, 2024, the Plan held common stock of the Company, the sponsoring employer, in the amount of $40,128,718 and $63,319,850 respectively. During the year ended December 31, 2025, the Plan earned dividend income of $1,140,749, related to the common stock of the Company.